Group information - Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of associates [line items]
Revenue	₨ 81,319	$ 976	₨ 78,223	₨ 59,349
Other income	7,309	88	4,581	5,139
Expenses	88,234	1,059	91,872	81,428
Profit / (loss) for the year	4,147	50	(5,029)	(16,128)
Other comprehensive income / (loss) for the year, net of tax	(2,287)	(27)	1,208	3,763
Total comprehensive income / (loss) for the year, net of tax	1,860	22	(3,821)	(12,365)
Profit / (loss) for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	743	9	(212)	(51)
Equity holders of the parent	3,404	41	(4,817)	(16,077)
Total comprehensive income / (loss) attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	614	7	(61)	335
Equity holders of the parent	1,246	15	(3,760)	₨ (12,700)
RPPL
Disclosure of associates [line items]
Revenue	81,319	976	78,223
Other income	14,489	174	10,290
Expenses	88,508	1,062	91,856
Profit / (loss) for the year	7,300	88	(3,343)
Other comprehensive income / (loss) for the year, net of tax	(2,169)	(26)	854
Total comprehensive income / (loss) for the year, net of tax	5,131	62	(2,489)
Profit / (loss) for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	341	4	6
Equity holders of the parent	6,959	84	(3,349)
Attributable to:
Equity holders of the parent	6,542	78	(3,131)
Non-controlling interests	417	5	(218)
Total comprehensive income / (loss) attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	288	3	108
Equity holders of the parent	4,843	58	(2,597)
Attributable to:
Equity holders of the parent	4,504	54	(5,879)
Non-controlling interests (including liability for put options with non-controlling interests)	₨ 339	$ 4	₨ 3,282